RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of the Restatement Balance Sheet (Details) - USD ($)	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Feb. 03, 2020
Current assets
Cash	$ 158,599		$ 759,102	$ 909,187
Prepaid expenses	159,476		240,602	340,399
Total Current Assets	318,075		999,704	1,249,586
Cash and held to maturity securities held in Trust Account	414,333,909		414,222,151	414,057,130
Total Assets	414,651,984		415,221,855	415,306,716
Current liabilities
Accounts payable and accrued expenses	2,789,052		280,690	67,667
Income taxes payable	14,632		29,152
Total Current Liabilities	2,803,684		309,842	67,667
Warrant liability	136,105,464		20,033,733	12,185,466
Deferred underwriting fee payable	14,490,000		14,490,000	14,490,000
Total Liabilities	153,399,148		34,833,575	26,743,133
Commitments and contingencies
Class A common stock, $0.0001 par value, 25,625,283 shares subject to possible redemption at $10.00 per share	256,252,830		375,388,270	383,563,580
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding			0	0
Additional paid-in capital	137,202,162		18,068,113	9,892,807
Accumulated deficit	(132,204,768)		(13,069,324)	(4,894,022)
Total Stockholders' Equity	5,000,006		5,000,010	5,000,003	$ 0
Total Liabilities and Stockholders' Equity	$ 414,651,984		$ 415,221,855	$ 415,306,716
Common stock, par value (in dollars per share)	$ 0.0001
Common stock Possible redemption (in dollars per share)	10.00
Preferred stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares authorized (in shares)	1,000,000		1,000,000	1,000,000
Preferred stock shares issued (in shares)	0		0	0
Preferred stock shares outstanding (in shares)	0		0	0
As Previously Reported
Current assets
Cash	$ 158,599		$ 759,102	$ 909,187
Prepaid expenses	159,476		240,602	340,399
Total Current Assets	318,075		999,704	1,249,586
Cash and held to maturity securities held in Trust Account	414,333,909		414,222,151	414,057,130
Total Assets	414,651,984		415,221,855	415,306,716
Current liabilities
Accounts payable and accrued expenses	2,789,052		280,690	67,667
Income taxes payable	14,632		29,152
Total Current Liabilities	2,803,684		309,842	67,667
Deferred underwriting fee payable	14,490,000		14,490,000	14,490,000
Total Liabilities	17,293,684		14,799,842	14,557,667
Commitments and contingencies
Class A common stock, $0.0001 par value, 25,625,283 shares subject to possible redemption at $10.00 per share	392,358,290		395,422,010	395,749,040
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding			0	0
Additional paid-in capital	8,453,607		5,389,917	5,062,890
Accumulated deficit	(3,454,848)		(391,135)	(64,099)
Total Stockholders' Equity	5,000,010		5,000,003	5,000,009
Total Liabilities and Stockholders' Equity	414,651,984		415,221,855	415,306,716
Restatament Adjustments
Current liabilities
Accounts payable and accrued expenses	0
Warrant liability	136,105,464		20,033,733	12,185,466
Deferred underwriting fee payable	0
Total Liabilities	136,105,464		20,033,733	12,185,466
Commitments and contingencies
Class A common stock, $0.0001 par value, 25,625,283 shares subject to possible redemption at $10.00 per share	(136,105,460)		(20,033,740)	(12,185,460)
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding			0	0
Additional paid-in capital	128,748,555		12,678,196	4,829,917
Accumulated deficit	(128,749,920)		(12,678,189)	(4,829,923)
Total Stockholders' Equity	(4)		7	(6)
Total Liabilities and Stockholders' Equity	0
Class A Common Stock
Stockholders' Equity
Common stock	$ 1,577		$ 186	$ 183
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock Possible redemption	25,625,283		37,538,827	38,356,358
Common stock Possible redemption (in dollars per share)	$ 10.00		$ 10.00	$ 10.00
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000		200,000,000	200,000,000
Common stock, shares issued (in shares)	15,774,717		3,861,173	3,043,642
Common stock, shares outstanding (in shares)	15,774,717		3,861,173	3,043,642
Common stock, subject to possible redemption (in shares)	25,625,283		37,538,827	38,356,358
Class A Common Stock | As Previously Reported
Stockholders' Equity
Common stock	$ 216		$ 186	$ 183
Class A Common Stock | Restatament Adjustments
Stockholders' Equity
Common stock	1,361
Class B Common Stock
Stockholders' Equity
Common stock	$ 1,035	[1]	$ 1,035	$ 1,035
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000		20,000,000	20,000,000
Common stock, shares issued (in shares)	10,350,000		10,350,000	10,350,000
Common stock, shares outstanding (in shares)	10,350,000		10,350,000	10,350,000
Class B Common Stock | As Previously Reported
Stockholders' Equity
Common stock	$ 1,035		$ 1,035	$ 1,035
Class B Common Stock | Restatament Adjustments
Stockholders' Equity
Common stock	$ 0

[1]	On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares (see Note 6). All share and per share amounts have been retroactively restated for the dividend.